Net Fees and Commissions Income	12 Months Ended
Dec. 31, 2020
Fee and commission income (expense) [Abstract]
Net Fees And Commissions Income

31. NET FEES AND COMMISSIONS INCOME

(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Fees and commission received for brokerage	162,344	156,578	162,653
Fees and commission received related to credit	173,233	189,597	195,391
Fees and commission received for electronic finance	121,250	137,289	125,107
Fees and commission received on foreign exchange handling	60,433	61,756	55,984
Fees and commission received on foreign exchange	66,036	92,408	69,017
Fees and commission received for guarantee	65,254	71,106	74,647
Fees and commission received on credit card	598,705	548,580	507,852
Fees and commission received on securities business	96,379	113,346	79,606
Fees and commission from trust management	177,456	180,290	160,564
Fees and commission received on credit information	12,985	12,626	13,254
Fees and commission received related to lease	—	4,753	84,164
Other fees	146,689	140,997	165,777

Total	1,680,764	1,709,326	1,694,016

(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Fees and commissions paid	174,669	189,789	246,824
Credit card commission	428,613	407,689	424,316
Brokerage commission	1,833	775	551
Others	5,675	8,445	8,286

Total	610,790	606,698	679,977